Sales/transfer of receivables	12 Months Ended
Mar. 31, 2015
Sales/transfer of receivables

11. Sales/transfer of receivables

There were no pre-tax gains on securitizations/other transfers that were completed during the years ended March 31, 2013, March 31, 2014 and March 31, 2015. The following table summarizes the cash flows received from customers and paid to SPEs/transferees for sales of performing loans during the years ended March 31, 2013, March 31, 2014 and March 31, 2015:

	Fiscal years ended March 31,
	2013		2014		2015		2015
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	1,946.0	Rs.	1,771.9	Rs.	903.6	US$	14.5
Payments made		1,819.6		1,537.7		832.5		13.4
Cash flows on retained interests	Rs.	128.6	Rs.	223.1	Rs.	69.3	US$	1.1

Other key disclosures are as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Transferred receivables with continuing involvement*	Rs.	2,250.7	Rs.	1,670.3	US$	26.8
Delinquencies		240.4		296.0		4.8
Credit losses		173.5		220.5		3.5
Retained interest in sold receivables		102.7		64.3		1.0

*	Includes less than Rs. 0.1 million held by SPEs as of March 31, 2014 and nil as of March 31, 2015.

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2014 and March 31, 2015 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2014		2015		2015
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	9.2	Rs.	6.7	US$	0.1
Impact of 20% adverse change		17.5		12.7		0.2
Expected credit losses:
Impact of 10% adverse change		10.0		6.6		0.1
Impact of 20% adverse change		20.0		13.2		0.2

The discount rate used for the valuation of retained interests is the rate of return to the transferees of the various pools of securitized receivables and, therefore, is not subject to change. Weighted average life in years of the securitized receivables is also not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.

These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.